SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Kentucky First Federal Bancorp (the “Company”) is a savings and loan holding company whose activities are primarily limited to holding the stock and managing the operations of First Federal Savings and Loan Association of Hazard, Kentucky (“First Federal of Hazard”) and Frankfort First Bancorp, Inc., (“Frankfort First”) the holding company for First Federal Savings Bank of Frankfort (“First Federal of Frankfort”). First Federal of Hazard and First Federal of Frankfort are collectively referred to herein as “the Banks.” First Federal of Hazard is a community-oriented savings and loan association dedicated to serving consumers in Perry and surrounding counties in eastern Kentucky, while First Federal of Frankfort operates through six banking offices located in Frankfort, Danville and Lancaster, Kentucky. Both institutions engage primarily in the business of attracting deposits from the general public and applying those funds to the origination of loans for residential and consumer purposes. First Federal of Frankfort also originates, to a lesser extent, church loans, home equity and other loans. Other than a predominance of one- to four-family residential property, which is common in most thrifts, there are no significant concentrations of loans to any one industry or customer. However, the customers’ ability to repay their loans is dependent on the real estate and general economic conditions in the Banks’ specific operating areas. The Banks’ profitability is significantly dependent on net interest income, which is the difference between interest income generated from interest-earning assets (i.e. loans and investments) and the interest expense paid on interest-bearing liabilities (i.e. customer deposits and borrowed funds). Net interest income is affected by the relative amount of interest-earning assets and interest-bearing liabilities and the interest received or paid on these balances. The level of interest rates paid or received by the Banks can be significantly influenced by a number of environmental factors, such as governmental monetary policy, that are outside of management’s control.

The following is a summary of the Company’s significant accounting policies which have been consistently applied in the preparation of the accompanying consolidated financial statements.

1. Principles of Consolidation: The consolidated financial statements include the accounts of the Company, First Federal of Hazard, Frankfort First and First Federal of Frankfort. All significant intercompany accounts and transactions have been eliminated in consolidation.

2. Use of Estimates: The consolidated financial information presented herein has been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP.”) To prepare financial statements in conformity with U.S. GAAP, management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ. The allowance for loan losses, goodwill, loan servicing rights, deferred tax assets, acquisition method accounting adjustments and fair values of financial instruments are particularly subject to change.

3. Securities: Debt securities are classified as held to maturity or available for sale. Securities classified as held to maturity are to be carried at cost only if the Company has the positive intent and ability to hold these securities to maturity. Securities designated as available for sale are carried at fair value with resulting unrealized gains or losses recorded to shareholders’ equity, net of tax. Realized gains and losses on sales of securities are recognized using the specific identification method.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage backed securities where prepayments are anticipated. Gains and losses on sales are recorded on the trade date and determined using the specific identification method.

Management evaluates securities for other-than-temporary impairment (“OTTI”) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) OTTI related to credit loss, which must be recognized in the income statement and 2) OTTI related to other factors, which is recognized in other comprehensive income. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis.

4. Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal amount outstanding, adjusted for deferred loan origination fees, discounts on purchased loans, adjustments due to reduced collateral value on troubled loans and the allowance for loan losses. Interest income is accrued on the unpaid principal balance unless the collectibility of the loan is in doubt. Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments. Interest income on one- to four-family residential loans is generally discontinued at the time a loan is 180 days delinquent and on other loans at the time a loan is 90 days delinquent. Past due status is based on the contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans. A loan is moved to non-accrual status in accordance with the Company’s policy, typically 90 days after the loan becomes delinquent.

All interest accrued but not received for loans placed on nonaccrual is reversed against interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

5. Loans held for sale and Mortgage Servicing Rights: Loans held for sale are carried at the lower of cost (less principal payments received) or fair value, calculated on an aggregate basis. At June 30, 2013 the Company had $196,000 in loans held for sale, while at June 30, 2012 the Company had $481,000 in loans held for sale.

In selling loans, the Company utilizes a program with the Federal Home Loan Bank, retaining servicing on loans sold. Mortgage servicing rights on originated loans that have been sold are initially recorded at fair value. Capitalized servicing rights are amortized in proportion to and over the period of estimated servicing revenues. The Company recorded amortization related to mortgage servicing rights totaling $28,000 and $22,000 during the years ended June 30, 2013 and 2012, respectively. The carrying value of the Company’s mortgage servicing rights, which approximated fair value, totaled approximately $105,000 and $101,000 at June 30, 2013 and 2012, respectively.

The Company was servicing mortgage loans of approximately $13.2 million and $12.6 million that had been sold to the Federal Home Loan Bank at June 30, 2013 and 2012, respectively. During the fiscal year ended June 30, 2013, we sold $4.1 million in loans under the FHLB program and the average balance of loans serviced was $12.7 million.

Servicing rights are evaluated for impairment based upon the fair value of the rights as compared to carrying amount. Impairment is recognized through a valuation allowance for an individual grouping, to the extent that fair value is less than the carrying amount. If the Company later determines that all or a portion of the impairment no longer exists for a particular grouping, a reduction of the allowance may be recorded as an increase to income. Changes in valuation allowances are reported with other non-interest income on the income statement. The fair values of servicing rights are subject to significant fluctuations as a result of changes in estimated and actual prepayment speeds and default rates and losses.

Servicing fee income which is reported on the income statement as other non-interest income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal and are recorded as income when earned. The amortization of mortgage servicing rights is netted against loan servicing fee income. Servicing fees totaled $35,000 and $34,000 for the years ended June 30, 2013 and 2012, respectively. Late fees and ancillary fees related to loan servicing are not material.

6. Allowance for Loan Losses: The allowance for loan losses is a valuation allowance for probable incurred credit losses. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required using past loss experience, the nature and volume of the portfolio, trends in the level of delinquent and problem loans, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral and current and anticipated economic conditions in the primary lending area. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged off.

The allowance consists of specific and general components. The specific component relates to loans that are individually classified as impaired or loans otherwise classified as substandard or doubtful. The general component covers all loans and is based on historical loss experience adjusted for current factors. In consultation with regulators, the Company considers a time frame of two years when estimating the appropriate level of allowance for loan losses. This period may be shortened or extended based on anticipated trends in the bank or in the bank’s markets. In the calculation of our general valuation allowance we consider the potential for outdated appraisal values to be of minimal risk and, therefore, do not attribute a specific factor to it.

The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company over the most recent eight quarters. This actual loss experience is supplemented with other economic factors based on the risks present for each portfolio segment.

These economic factors include consideration of the following: levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; changes in lending policies, procedures and practices; experience, ability and depth of lending management and other relevant staff; economic trends and conditions; industry conditions; and effects of changes in credit concentrations. Our portfolio segments include residential real estate, nonresidential real estate and land, loans on deposits and consumer and other loans. Risk factors associated with our portfolio segments are as follows:

Residential Real Estate

Our primary lending activity is the origination of mortgage loans, which enable a borrower to purchase or refinance existing homes in the Banks’ respective market areas. We further classify our residential real estate loans as one- to four-family (owner-occupied vs nonowner-occupied), multi-family or construction. We believe that our first mortgage position on loans secured by residential real estate presents lower risk than our other loans, with the exception of loans on deposits.

We offer a mix of adjustable-rate and fixed-rate mortgage loans with terms up to30 years for owner-occupied properties. For these properties a borrower may be able to borrow up to 95% of the value with private mortgage insurance. Alternatively, the borrower may be able to borrow up to 90% of the value with a traditional first mortgage and a second mortgage (bearing a higher rate of interest) on the additional 10% of the value.

We offer loans on one- to four-family rental properties at a maximum of 80% loan-to-value (“LTV”) ratio and we generally charge a slightly higher interest rate on such loans.

We also originate loans to individuals to finance the construction of residential dwellings for personal use or for use as rental property. We occasionally lend to builders for construction of speculative or custom residential properties for resale, but on a limited basis. Construction loans are generally less than one year in length, do not exceed 80% of the appraised value, and provide for the payment of interest only during the construction phase. Funds are disbursed as progress is made toward completion of the construction.

Multi-family and Nonresidential Loans

We offer mortgage loans secured by residential multi-family (five or more units), and nonresidential real estate. Nonresidential real estate loans are comprised generally of commercial office buildings, churches and properties used for other purposes. Generally, these loans are originated for 25 years or less and do not exceed 75% of the appraised value. Loans secured by multi-family and commercial real estate generally have larger balances and involve a greater degree of risk than one- to four-family residential mortgage loans. These loans depend on the borrower’s creditworthiness and the feasibility and cash flow potential of the project. Payments on loans secured by income properties often depend on successful operation and management of the properties. As a result, repayment on such loans may be subject to a greater extent to adverse conditions in the real estate market or economy than owner-occupied residential loans.

Consumer lending

Our consumer loans include home equity lines of credit, loans secured by savings deposits, automobile loans, and unsecured loans. Home equity loans are generally second mortgage loans subordinate only to first mortgages also held by the bank and do not exceed 80% of the estimated value of the property. We do offer home equity loans up to 90% of the estimated value to qualified borrowers and these loans carry a premium rate. Loans secured by savings are originated up to 90% of the depositor’s savings account balance and bear interest at a rate higher than the rate paid on the deposit account. Because the deposit account must be pledged as collateral to secure the loan, the inherent risk of this type of loan is minimal. Loans secured by automobiles are made directly to consumers (there are no relationships with dealers) and are based on the value of the vehicle and the borrower’s creditworthiness. Vehicle loans present a higher level of risk because of the natural decline in the value of the property as well as its mobility. Unsecured loans are based entirely on the borrower’s creditworthiness and present the highest level of risk to the bank.

The Banks account for impaired loans by determining the present value of expected future cash flows discounted at the loan’s effective interest rate or, as an alternative, at the loan’s observable market price or fair value of the collateral, reduced by estimated selling costs.

A loan is considered impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts due according to the contractual terms of the loan agreement. Although most of our loans are secured by collateral, we rely heavily on the capacity of our borrowers to generate sufficient cash flow to service their debt. As a result, our loans do not become collateral-dependent until there is deterioration in the borrower’s cash flow and financial condition, which makes it necessary for us to look to the collateral for our sole source of repayment. Collateral-dependent loans which are more than ninety days delinquent are considered to constitute more than a minimum delay in repayment and are evaluated for impairment under the policy at that time.

We utilize updated independent appraisals to determine fair value for collateral-dependent loans, adjusted for estimated selling costs, in determining our specific reserve. In some situations management does not secure an updated independent appraisal. These situations may involve small loan amounts or loans that, in management’s opinion, have an abnormally low loan-to-value ratio.

With respect to the Banks’ investment in troubled debt restructurings, multi-family and nonresidential loans, and the evaluation of impairment thereof, such loans are nonhomogenous and, as such, may be deemed to be collateral-dependent when they become more than ninety days delinquent. We obtain updated independent appraisals in these situations or when we suspect that the previous appraisal may no longer be reflective of the property’s current fair value. This process varies from loan to loan, borrower to borrower, and also varies based on the nature of the collateral.

7.  Federal Home Loan Bank Stock: The banks are members of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

8.   Real Estate Owned: Real estate acquired through or instead of foreclosure is initially recorded at fair value less estimated selling expenses at the date of acquisition, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. If fair value declines subsequently, the carrying value is adjusted through a valuation allowance and the amount is recorded through expense. Costs relating to holding real estate owned, net of rental income, are charged against earnings as incurred.

9.  Premises and Equipment: Land is carried at cost. Premises and equipment are carried at cost less accumulated depreciation. The cost of premises and equipment includes expenditures which extend the useful lives of existing assets. Maintenance, repairs and minor renewals are expensed as incurred. For financial reporting, depreciation is provided on the straight-line method over the useful lives of the assets, estimated to be forty years for buildings, ten to forty years for building improvements, and five to ten years for furniture and equipment.

10.  Income Taxes: Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. Deferred tax assets are recorded only to the extent that the amount of net deductible temporary differences or carryforward attributes may be utilized against current period earnings, carried back against prior years earnings, offset against taxable temporary differences reversing in future periods, or utilized to the extent of management’s estimate of future taxable income. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized. Deferred tax liabilities are provided on the total amount of net temporary differences taxable in the future.

A tax provision is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. The Company recognizes interest and/or penalties related to income tax matters as income tax expense.

Kentucky First Federal Bancorp and Frankfort First Bancorp, Inc., each are subject to state income taxes in the Commonwealth of Kentucky. Neither of the Banks are subject to state income tax in the Commonwealth. With few exceptions, the Company is no longer subject to U.S. federal, state and local tax examinations by tax authorities for years before 2009.

11.    Retirement and Employee Benefit Plans: The Banks each participate in the Pentegra Defined Benefit Plan for Financial Institutions (“The Pentegra DB Plan”), which is a tax-qualified, multi-employer defined benefit pension fund covering all employees who qualify as to length of service. The Pentegra DB Plan’s Employer Identification Number is 13-5645888 and the Plan Number is 333. The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multiple-employer plan under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan contributions made by a participating employer may be used to provide benefits to participants of other participating employers. Total contributions made to the Pentegra DB Plan, as reported on Form 5500, equal $196.5 million and $299.7 million for the plan years ended June 30, 2012 and 2011, respectively. Our contributions for fiscal 2013 and 2012 was not more than 5% of the total contributions made to the Pentegra DB Plan. Pension expense is the net contributions, which are based upon covered employees’ ages and salaries and are dependent upon the ultimate prescribed benefits of the participants and the funded status of the plan. The Company recognized expense related to the plans totaling approximately $900,000 and $742,000 for the fiscal years ended June 30, 2013 and 2012. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan. As of July 1, 2012, the most recent period for which information is available, First Federal of Hazard had a funded status of 100.66%, while First Federal of Frankfort had a funded status of 104.91%. There are no funding improvement plans or surcharges to participants.

The Company also maintains a nonqualified deferred compensation plan for the benefit of certain directors, which is closed to any future deferrals. The expense incurred for the deferred compensation was $9,000 and $17,000 for the fiscal years ended June 30, 2013 and 2012, respectively.

First Federal of Hazard has an Employee Stock Ownership Plan (“ESOP”) which provides retirement benefits for substantially all full-time employees who have completed one year of service and have attained the age of 21. Annual contributions are made to the ESOP equal to the ESOP’s debt service less dividends received by the ESOP on unallocated shares. Shares in the ESOP were acquired using funds provided by a loan from the Company and, accordingly, the cost of those shares is shown as a reduction of stockholders’ equity. Shares are released to participants proportionately as the loan is repaid. Dividends on allocated shares are recorded as dividends and charged to retained earnings. Dividends on unallocated shares are used to repay loan principal and accrued interest. Compensation expense is recorded equal to the fair value of shares committed to be released during a given fiscal year. Allocation of shares to the ESOP participants is contingent upon the repayment of a loan to Kentucky First Federal Bancorp totaling $2.0 million and $2.1 million at June 30, 2013 and 2012, respectively. The Company recorded expense for the ESOP of approximately $139,000 and $180,000 for each of the years ended June 30, 2013 and 2012, respectively. Shares may be surrendered from the plan as employees leave employment. Total shares surrendered from the plan were 70,620 and 27,047 at June 30, 2013 and 2012, respectively. The amounts contributed to the ESOP were $280,000 and $324,000 for 2013 and 2012.

	For the fiscal year ended
	June 30,
	2013	2012

Allocated shares	97,352	122,249
Shares committed to be released	9,338	9,338
Unearned shares	159,663	178,339
Total ESOP shares	266,353	309,926

Fair value of unearned shares at end of period (dollars in thousands)	$1,287	$1,514

First Federal of Frankfort maintains a 401(k) plan for the benefit of all full-time employees. No employer contributions have been made to the 401(k) plan.

12. Share-Based Compensation Plans: Compensation cost is recognized for stock options and restricted stock awards issued to employees, based on the fair value of these awards at the date of the grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Company’s common stock at the date of the grant is used for restricted stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period. In fiscal 2006, the Company initiated the 2005 Equity Incentive Plan (“EIP” or the “Plan”) which provides for two share-based compensation plans, which are described below.

No compensation cost was charged against income for those share-based plans for the fiscal years ended June 30, 2013, or 2012 and, consequently, there was no income tax benefit recognized for either of the fiscal years then ended.

The EIP provides for grants of up to 421,216 stock options. It also provides that one-fifth of the options granted become vested and exercisable on the first five anniversaries of the date of grant. The contractual term of the options is ten years. All option awards are granted with an exercise price equal to the market price of the Company’s stock at the date of grant.

At June 30, 2013, the only options outstanding are related to those granted in the fiscal year 2006.

A summary of the status of the Company’s stock option plan as of June 30, 2013, and changes during the year then ended is presented below:

		Weighted-	Aggregate
		average	Intrinsic
		exercise	Value
	Shares	price	($000)

Outstanding at beginning of year	325,800	$10.10
Granted	-	-
Exercised	-	-
Forfeited	-	-

Outstanding at end of year	325,800	$10.10	$-

Options exercisable at end of year	325,800	$10.10	$-

As of June 30, 2013, there was no unrecognized compensation cost related to nonvested stock options granted under the Plan.

The EIP also provides for the purchase of 168,486 shares of common stock and the issuance of such shares in the form of restricted stock awards to members of the board of directors, management and certain employees. Common shares awarded under the restricted stock plan vest over a five year period, commencing with the date of the grant and are expensed based on their fair value at the grant date.

As of June 30, 2013, there were no grants, forfeitures or nonvested shares and no unrecognized compensation cost related to the restricted stock awards.

13. Earnings Per Share: Diluted earnings per share is computed taking into consideration common shares outstanding and dilutive potential common shares to be issued or released under the Company’s share-based compensation plans. There is no adjustment to net earnings for the calculation of diluted earnings per share. The factors used in the basic and diluted earnings per share computations for the fiscal years ended June 30 follow:

(in thousands)	2013	2012

Net income allocated to common shareholders, basic and diluted	$2,916	$1,715

	2013	2012
Basic
Weighted-average common shares outstanding	7,950,228	7,546,120

Diluted
Weighted-average common shares outstanding (diluted)	7,950,228	7,546,120

Basic earnings per share is computed based upon the weighted-average shares outstanding during the year less average shares in the ESOP that are unallocated and not committed to be released. For fiscal years 2013 and 2012 all options were antidilutive, as the exercise price was greater than the average market price of the common stock.

14.   Fair Value of Assets and Liabilities: Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1 - Quoted prices in active markets for identical assets or liabilities that the entity has the ability to access as of the measurement date.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3– Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Following is a description of the valuation methodologies used for assets measured at fair value on a recurring basis and recognized in the accompanying balance sheet, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. If quoted market prices are not available, then fair values are estimated by using matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs).

The following table presents the fair value measurements of assets and liabilities measured at fair value on a recurring basis at June 30, 2013 and 2012. The securities represented are only those classified as available-for sale.

		Fair Value Measurements Using
		Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)

2013
Agency mortgage-backed: residential	$166	$—	$166	$—
FHLMC stock	39	—	39	—
	$205	$—	$205	$—

2012
Agency mortgage-backed: residential	$189	$—	$189	$—

There were no transfers between levels 1 and 2.

Impaired Loans

The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent independent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. Independent appraisals for collateral-dependent loans are updated periodically (usually every 12-24 months depending on the size of the loan and the loan-to-value ratio).

Other Real Estate

Real estate properties classified as other real estate owned (“OREO”) are measured at fair value, less costs to sell. Fair values are based on recent real estate appraisals. These appraisals may use a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

The following table presents the fair value measurements of assets and liabilities measured at fair value on a nonrecurring basis at June 30, 2013 and 2012.

		Fair Value Measurements Using
		Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)

2013
Impaired loans
One- to four-family	$8,877	$-	$-	$8,877

Other real estate owned, net
One- to four-family	633	-	-	633
Land	15	-	-	15

2012
Impaired loans
One- to four-family	$807	$-	$-	$807
Multi-family	631	-	-	631
Other real estate owned, net
One- to four-family	648	-	-	648
Multi-family	233	-	-	233

Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a carrying value of $213,000, with a valuation allowance of $14,000 at June 30, 2013. At June 30, 2012, impaired loans had a principal balance of $1.5 million, with a valuation allowance of $97,000.

Other real estate owned measured at fair value less costs to sell, had a carrying amount of $648,000 and $881,000 at June 30, 2013 and 2012, respectively, after write-down of $13,000 and $58,000 for the years ended June 30, 2013 and 2012, respectively.

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at June 30, 2013:

				Range
	Fair Value	Valuation	Unobservable	(Weighted
	(in thousands)	Technique(s)	Input(s)	Average)
Impaired Loans:
Residential real estate
1-4 family	$213	Sales comparison approach	Adjustments for differences between comparable sales	3.1% to 19.8% (4.3%)

Foreclosed and repossessed assets:
1-4 family	$633	Sales comparison approach	Adjustments for differences between comparable sales	0.5% to 18.6% (8.6%)
Land	15	Sales comparison approach	Adjustments for differences between comparable sales	20.2% to 38.9% (20.8%)

The following disclosure of the fair value of financial instruments, both assets and liabilities, whether or not recognized in the consolidated balance sheet, for which it is practicable to estimate that value. For financial instruments where quoted market prices are not available, fair values are based on estimates using present value and other valuation methods.

The methods used are greatly affected by the assumptions applied, including the discount rate and estimates of future cash flows. Therefore, the fair values presented may not represent amounts that could be realized in an exchange for certain financial instruments.

The following methods were used to estimate the fair value of all other financial instruments recognized in the accompanying balance sheets at amounts other than fair value at June 30, 2013 and 2012:

Cash and cash equivalents: The carrying amounts presented in the consolidated balance sheets for cash and cash equivalents are deemed to approximate fair value.

Held-to-maturity securities: For held-to-maturity securities, fair value methods for securities were previously described.

Loans held for sale: Loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value determined by FHLB pricing schedules.

Loans: The loan portfolio has been segregated into categories with similar characteristics, such as one- to four-family residential, multi-family residential and nonresidential real estate. These loan categories were further delineated into fixed-rate and adjustable-rate loans. The fair values for the resultant loan categories were computed via discounted cash flow analysis, using current interest rates offered for loans with similar terms to borrowers of similar credit quality. For loans on deposit accounts and consumer and other loans, fair values were deemed to equal the historic carrying values.

Federal Home Loan Bank stock: It was not practicable to determine the fair value of FHLB stock due to restrictions placed on its transferability.

Accrued interest receivable: The carrying amount is the estimated fair value.

Deposits: The fair value of NOW accounts, passbook accounts, and money market deposits are deemed to approximate the amount payable on demand. Fair values for fixed-rate certificates of deposit have been estimated using a discounted cash flow calculation using the interest rates currently offered for deposits of similar remaining maturities. The historical carrying amount of accrued interest payable on deposits is deemed to approximate fair value.

Advances from the Federal Home Loan Bank: The fair value of these advances is estimated using the rates currently offered for similar advances of similar remaining maturities or, when available, quoted market prices.

Advances by borrowers for taxes and insurance and accrued interest payable: The carrying amount presented in the consolidated statement of financial condition is deemed to approximate fair value.

Commitments to extend credit: For fixed-rate and adjustable-rate loan commitments, the fair value estimate considers the difference between current levels of interest rates and committed rates. The fair value of outstanding loan commitments at June 30, 2013 and 2012, was not material.

Based on the foregoing methods and assumptions, the carrying value and fair value of the Company’s financial instruments at June 30, 2013 and June 30, 2012 are as follows:

		Fair Value Measurements at
(in thousands)		June 30, 2013 Using
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$16,540	$16,540			$16,540
Available-for-sale securities	205		$205		205
Held-to-maturity securities	12,232		12,354		12,354
Loans held for sale	196		196		196
Loans receivable - net	262,491			$266,354	266,354
Federal Home Loan Bank stock	7,732				n/a
Accrued interest receivable	919		919		919

Financial liabilities
Deposits	$230,981	$75,982	$155,537		$231,519
Federal Home Loan Bank advances	24,310		26,019		26,019
Advances by borrowers for taxes and insurance	562			$562	562
Accrued interest payable	36		36		36

Loans receivable represents the Company’s most significant financial asset, which is in Level 3 for fair value measurements. A third party provides financial modeling for the Company and results are based on assumptions and factors determined by management.

The carrying amounts and estimated fair values of financial instruments at June 30, 2012, are as follows:

		Fair Value Measurements at
(in thousands)		June 30, 2012 Using
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$5,735	$5,735			$5,735
Interest-earning deposits	100	100			100
Available-for-sale securities	189		$189		189
Held-to-maturity securities	4,756		5,144		5,144
Loans held for sale	481		500		500
Loans receivable - net	182,473			$190,354	190,354
Federal Home Loan Bank stock	5,641				n/a
Accrued interest receivable	497		497		497

Financial liabilities
Deposits	$134,552	$51,069	$83,906		$134,975
Federal Home Loan Bank advances	27,065		29,429		29,429
Advances by borrowers for taxes and insurance	487			$487	487
Accrued interest payable	64		64		64

15. Cash and Cash Equivalents: For purposes of reporting cash flows, cash and cash equivalents include cash and due from banks and interest-bearing deposits in other financial institutions with original maturities of less than ninety days.

16. Goodwill: Goodwill resulting from business combinations prior to January 1, 2009 represents the excess of the purchase price over the fair value of the net assets of businesses acquired. Goodwill resulting from business combinations after January 1, 2009, is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually. The Company has selected March 31 as the date to perform the annual impairment test. Intangible assets with definite useful lives are amortized over their estimated useful lives to their estimated residual values. Goodwill is the only intangible asset with an indefinite life on our balance sheet.

17. Cash Surrender Value of Life Insurance: First Federal of Frankfort has purchased life insurance policies on certain key executives. Bank-owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

18. Treasury Stock: Treasury stock is stated at cost. Cost is determined by the first-in, first-out method.

19. Related Party Transactions: Loans outstanding to executive officers, directors, significant shareholders and their affiliates (related parties) at June 30, 2013 and 2012 are summarized as follows:

(in thousands)	2013	2012

Outstanding principal, beginning of year	$797	$865
Changes in composition of related parties	339	—
Principal disbursed during the year	232	53
Principal repaid and refinanced during the year	(122)	(121)
Outstanding principal, end of year	$1,246	$797

Deposits from related parties held by the Company at June 30, 2013 and 2012 totaled $4.8 million and $2.2 million, respectively.

20.   Comprehensive Income: Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains and losses on securities available for sale which are also recognized as separate components of equity.

21.   Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there now are such matters that will have a material effect on the financial statements.

22.   Equity: Stock dividends in excess of 20% are reported by transferring the par value of the stock issued from retained earnings to common stock. Stock dividends for 20% or less are reported by transferring the fair value, as of the ex-dividend date, of the stock issued from retained earnings to common stock and additional paid-in capital. Fractional share amounts are paid in cash with a reduction in retained earnings.

23.   Dividend Restriction: Banking regulations require maintaining certain capital levels and may limit the dividends paid by the bank to the holding company or by the holding company to shareholders.

24. Operating Segments: While the chief decision-makers monitor the revenue streams of the various products and services, operations are managed and financial performance is evaluated on a Company-wide basis. Operating segments are aggregated into one as operating results for all segments are similar. Accordingly, all of the financial service operations are considered by management to be aggregated in one reportable operating segment.

25.   Reclassifications: Some items in the prior year financial statements were reclassified to conform to the current presentation.

26.   New Accounting Standards: In July 2012, the FASB issued an update (ASU No. 2012-02).  The update will allow the Company to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. Under the update, the Company would not be required to calculate the fair value of an indefinite-lived intangible asset unless the Company determines, based on a qualitative assessment, that it is not more likely than not, the indefinite-lived intangible asset is impaired. The update includes a number of events and circumstances for the Company to consider in conducting the qualitative assessment.  The update is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.  Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if the Company’s financial statements for the most recent annual or interim period have not yet been issued.  The Company did not elect early adoption of this update and has not evaluated to date if any future adoption will have a material impact on the Company’s consolidated financial statements or results of operations.

27. Purchased Credit Impaired Loans: The Company purchases individual loans and groups of loans, some of which have shown evidence of credit deterioration since origination. These purchased credit impaired loans are recorded at the amount paid, such that there is no carryover of the seller’s allowance for loan losses. After acquisition, losses are recognized by an increase in the allowance for loan losses. Such purchased credit impaired loans are accounted for individually or aggregated into pools of loans based on common risk characteristics such as, credit score, loan type, and date of origination. The Company estimates the amount and timing of expected cash flows for each loan or pool, and the expected cash flows in excess of amount paid is recorded as interest income over the remaining life of the loan or pool (accretable yield). The excess of the loan’s or pool’s contractual principal and interest over expected cash flows is not recorded (nonaccretable difference). Over the life of the loan or pool, expected cash flows continue to be estimated. If the present value of expected cash flows is less than the carrying amount, a loss is recorded. If the present value of expected cash flows is greater than the carrying amount, it is recognized as part of future interest income.